General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Professional fees	$ 1,998,625	$ 2,210,795	$ 1,093,871
Investor relations	440,041	1,565,970	473,106
Share-based compensation	1,119,041	243,717	946,324
Consulting fees	131,769	96,421	192,448
Insurance	329,278	364,059	149,537
Transfer agent and regulatory fees	190,397	171,439	86,605
Depreciation of ROU asset	39,023	35,381	60,665
Salaries and benefits	57,340	37,838	92,296
Office and miscellaneous	55,538	31,670	68,016
Depreciation of property and equipment	1,065	1,915	7,572
Total general and administrative	$ 4,362,117	$ 4,759,205	$ 3,170,440